RECLAMATION PROVISION (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Changes in Reclamation Provision
	September 30, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	-	(737)
Unwinding of discount related to continuing operations	36	99
Effect of movements in exchange rates	(14)	(78)
Balance at end of the period	$830	$808